                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-25473


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT
               SUPPLEMENT TO THE PROSPECTUSES DATED JUNE 23, 2006
                    (PRINTED PROSPECTUSES DATED MAY 1, 2006)

                   POLARIS II PLATINUM SERIES VARIABLE ANNUITY
                      POLARIS PLATINUM II VARIABLE ANNUITY
                       POLARIS CHOICE II VARIABLE ANNUITY
                        POLARIS ADVISOR VARIABLE ANNUITY
                       POLARIS PROTECTOR VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2006

                       POLARIS II A-CLASS VARIABLE ANNUITY
               POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY

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                          VARIABLE ANNUITY ACCOUNT FOUR
                SUPPLEMENT TO THE PROSPECTUS DATED JUNE 23, 2006
                     (PRINTED PROSPECTUS DATED MAY 1, 2006)

                         ANCHOR ADVISOR VARIABLE ANNUITY

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Effective August 15, 2006, the Van Kampen Life Investment Trust, Class II shares
- Emerging Growth Portfolio changes its name to the Van Kampen Life Investment Trust, Class II shares - Strategic Growth Portfolio. All references in the prospectus to "Emerging Growth Portfolio" are hereby replaced with "Strategic Growth Portfolio."


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FORMER NAME                                    CURRENT NAME
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Emerging Growth                                Strategic Growth
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Dated: August 15, 2006


                Please keep this Supplement with your Prospectus



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